TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxation:
Deferred Tax Assets, Gross	$ 6,070	$ 0
Components of income tax expense:
Current tax expense (income)	5,453	10,338	2,408
Deferred Other Tax Expense (Benefit)	0	(912)	(2,363)
Total income tax (gain) expense	5,453	9,426	45
Number of vessels	5
Effective Income Tax Rate Reconciliation, at Foreign Statutory Income Tax Rate	23.00%
Deferred Tax Assets, Valuation Allowance	(6,070)	0	(1,025)
Deferred Tax Assets, Net of Valuation Allowance	0	0
UNITED KINGDOM
Components of income tax expense:
Current tax expense (income)	(373)	1,888	1,044
Earliest open tax period	2008
Indonesia
Components of income tax expense:
Current tax expense (income)	5,047	7,395	0
Earliest open tax period	2012
Brazil
Components of income tax expense:
Current tax expense (income)	$ 779	$ 1,055	$ 1,364
Earliest open tax period	2008